Mar. 31, 2020
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap Multi-Factor Index ETF
Principal Exchange-Traded Funds
Supplement dated March 31, 2020
to the Statutory Prospectus dated November 1, 2019
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PRINCIPAL U.S. MEGA-CAP MULTI-FACTOR INDEX ETF
Under Principal Investment Strategies, delete the last sentence of the third paragraph, and replace with the below sentence. This revision is to clarify disclosure; there has not been a change to the underlying index or its methodology.
Securities of the remaining companies are equally weighted and volatility adjusted, which gives higher weight to securities that are less volatile.